Condensed Consolidated Statements of Stockholders' Equity (Parenthetical) - USD ($) $ in Millions		12 Months Ended
	Nov. 02, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
IPO Net issuance cost	$ 3.1
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
IPO Net issuance cost		$ 3.1
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
IPO Net issuance cost		$ 0.3